CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 22,902	$ 18,811
Restricted cash		144
Trade receivables	286	279
Other accounts receivable and prepaid expenses	1,396	138
Total assets attributed to discontinued operations		675
Total current assets	24,584	20,047
LONG-TERM INVESTMENTS:
Long-term deposits	54	61
Investments in companies and associates	7,553	7,738
Total long-term investments	7,607	7,799
PROPERTY AND OTHER ASSETS, NET
Real Estate Property, net	185,204	209,761
Other assets, net	609	1,141
Total property, equipment and other assets	185,813	210,902
Total assets	218,004	238,748
CURRENT LIABILITIES:
Current maturities of long term loans	2,401	2,669
Other accounts payable and accrued expenses	4,991	5,131
Other short-term Liabilities	539
Total liabilities attributed to discontinued operations	2,153	2,135
Total current liabilities	10,084	9,935
COMMITMENTS AND CONTINGENT LIABILITIES
LONG-TERM LIABILITIES:
Deferred tax liabilities	14,237	15,815
Land lease liability, net	6,528	7,374
Other Long-Term Liabilities		1,628
Long term loans, net of current maturities	110,080	125,072
Total long-term liabilities	130,845	149,889
SHAREHOLDERS' EQUITY :
Share capital - Ordinary Shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2013 and 2014; Issued: 5,183,525 shares at December 31, 2013 and 2014; Outstanding: 5,123,630 and 5,127,631 shares at December 31, 2013 and 2014, respectively	988	988
Additional paid-in capital	137,898	137,825
Treasury shares : 59,895 and 55,895 shares at December 31, 2013 and 2014, respectively	(554)	(688)
Accumulated other comprehensive income (loss)	(1,221)	1,839
Accumulated deficit	(79,672)	(82,901)
Total shareholders' equity of Optibase Ltd.	57,439	57,063
Non-controlling interests	19,636	21,861
Total shareholders' equity	77,075	78,924
Total liabilities and shareholders' equity	$ 218,004	$ 238,748